Earnings Per Share (EPS)	9 Months Ended
Sep. 30, 2012
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)

13. Earnings per Share (“EPS”)

The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2011 and 2012, adjusted to give effect to the 10-for-1 reverse stock split that became effective on November 5, 2012, as discussed in Note 11:

Basic EPS – Class A Common Shares – The two class method EPS is calculated as follows:

	Nine Months Ended September 30,
Numerators	2011	2012
Net loss	($11,061,826)	($17,885,810)
Less: Loss attributable to non-vested share awards	303,326	497,320
Net loss attributable to common shareholders	($10,758,500)	($17,388,490)

Denominators
Weighted average common shares outstanding, basic and diluted	5,769,279	5,929,115

Net loss per common share:
Basic and diluted	($1.86)	($2.93)

Weighted Average Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards and Class A Common Shares issued for exercised stock option awards and warrants from the date they are issued or vest.

Weighted Average Shares – Diluted - In calculating diluted EPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the Company’s Class A Common Shares, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:

•	Unvested share awards outstanding under the Company's Stock Incentive Plan
•	Class A Common Shares issuable upon exercise of the Company's outstanding warrants, which were expired on November 21, 2011.

•	Class A Common Shares issuable upon exercise of the Company's outstanding options

The Company excluded the dilutive effect of 3,200 stock option awards (September 30, 2011: 3,200) and 119,063 non-vested share awards (September 30, 2011: 119,748) in calculating dilutive EPS for its Class A common shares as they were anti-dilutive.